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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended 06/30/09

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Name of Institutional Investment Manager
Name:    Empire Capital Management, LLC
Address: 1 Gorham Island, Suite 201
         Westport, CT 06880

--------------------------------------------------------------------------------

13F File Number: 28-11506


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Markham Penrod, IACCPsm
Title:  Chief Compliance Officer
Phone:  203-454-6925
--------------------------------------------------------------------------------

Signature, Place and Date of Signing:

/s/ J. Markham Penrod, IACCPsm            Westport, CT            8/14/2009
-------------------------------         ----------------        -------------


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:   $432,619
                                         (thousands)


List of Other Included Managers:              NONE

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
   NONE

                                    FORM 13F

                                INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2           ITEM 3      ITEM 4       ITEM 5                   ITEM 6       ITEM 7     ITEM 8
                                                                                                  INVESTMENT              VOTING
                                                                                                  DISCRETION              AUTHORITY
                                                                         SHARES OR                SOLE/                   SOLE/
                               TITLE OF                     FAIR MARKET  PRINCIPAL    SH/   PUT/  SHARED/                 SHARED/
NAME OF ISSUER                 CLASS             CUSIP      VALUE        AMOUNT       PRN   CALL  OTHER        MANAGER    OTHER
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd                  CL A              G1150G111    $4,851,700     145,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Adtran Inc                     COM               00738A106    $1,073,500      50,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alcatel-Lucent                 SPN ADR           013904305   $32,326,800  13,035,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp                    COM               021441100   $15,068,250     925,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp            CL A              029912201   $23,647,500     750,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc             COM               032654105    $5,823,300     235,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Apple Inc                      COM               037833100   $24,141,885     169,500   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ariba Inc                      COM NEW           04033V203    $4,920,000     500,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Aruba Networks Inc             COM               043176106   $42,651,200   4,880,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AsiaInfo Holdings Inc          COM               04518A104    $7,744,500     450,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Atheros Communications Inc     COM               04743P108    $2,405,000     125,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Brocade Commun Systems Inc     COM NEW           111621306   $28,224,000   3,600,000   SH          SOLE         FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Aruba Networks Inc             COM               043176106      $280,000      70,000   SH    CALL  SOLE         FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Aruba Networks Inc             COM               043176106      $395,675     186,200   SH    CALL   SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp             COM SER 1         852061100       $18,950     379,000   SH    CALL   SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProShares Trust                PSHS ULTRA R/EST  74347R552      $285,000      75,000   SH    CALL   SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProShares Trust                PSHS ULTRA R/EST  74347R552      $306,250     250,000   SH    CALL   SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Tech      ORD               M22465104    $4,107,250     175,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software Inc         COM NEW           170404305    $3,993,000   1,100,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc              COM               17275R102   $13,055,000     700,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc                       COM               24702R101   $12,494,300     910,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp/Massachusetts         COM               268648102   $12,576,000     960,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Entrust Inc                    COM               293848107   $20,363,767  11,250,700   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Equinix Inc                    COM NEW           29444U502   $20,003,500     275,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc                     CL A              38259P508   $14,755,650      35,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Harris Stratex Networks Inc    CL A              41457P106    $6,512,400   1,005,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Informatica Corp               COM               45666Q102   $12,118,950     705,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lantronix Inc                  COM               516548104    $2,865,800   6,230,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Netapp Inc                     COM               64110D104    $6,606,200     335,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Novatel Wireless Inc           COM NEW           66987M604    $3,427,600     380,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Power-One Inc                  COM               739308104    $5,513,000   3,700,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares QQQ Trust          UNIT SER 1        73935A104       $31,000     200,000   SH    PUT    SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares QQQ Trust          UNIT SER 1        73935A104      $588,500     550,000   SH    PUT    SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares QQQ Trust          UNIT SER 1        73935A104    $1,286,250     105,000   SH    PUT    SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares QQQ Trust          UNIT SER 1        73935A104    $1,776,500     110,000   SH    PUT    SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SPDR Trust                     UNIT SER 1        78462F103    $1,620,000     400,000   SH    PUT    SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SPDR Trust                     UNIT SER 1        78462F103    $1,600,625     325,000   SH    PUT    SOLE        FINE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp                    COM               747277101    $7,379,760     582,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corp                        COM               78463B101    $2,536,381     366,529   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp                   COM               80004C101   $12,649,350     860,500   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp        COM               78388J106   $31,705,680   1,292,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc           COM NEW           866810203    $8,327,504     903,200   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semicond Manufct Ltd    SPN ADR           874039100    $2,352,500     250,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc                    COM               879664100    $1,146,000     200,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc                     COM               983919101   $11,559,900     565,000   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Ltd       COM               G98777108   $15,503,275   1,817,500   SH           SOLE        FINE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            $432,619,152
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ENTRY TOTAL                   46
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TABLE VALUE IN THOUSANDS      $432,619
-----------------------------------------------------------------------------------------------------------------------------------